SHARE BASED COMPENSATION - Summary of fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE BASED COMPENSATION
Expected volatility	78.77%	77.77%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple	2.8	2.8
Risk-free interest rate per annum	4.05%	4.10%
The fair value of underlying ordinary shares (per share)	$ 0.2	$ 0.92
Minimum
SHARE BASED COMPENSATION
Expected volatility			75.77%
Exercise multiple			2.2
Risk-free interest rate per annum			1.66%
The fair value of underlying ordinary shares (per share)			$ 0.36
Maximum
SHARE BASED COMPENSATION
Expected volatility			77.77%
Exercise multiple			2.8
Risk-free interest rate per annum			4.10%
The fair value of underlying ordinary shares (per share)			$ 1.13